Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	16 Months Ended	59 Months Ended	60 Months Ended		120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	Feb. 08, 2023	May 31, 2022	May 31, 2021	May 31, 2020	Jul. 09, 2019	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000001863 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Income Fund (Class A/JHFIX)
Account Value	$ 11,273.99564	$ 11,273.99564	$ 11,273.99564	$ 11,273.99564	$ 11,273.99564	$ 11,273.99564	$ 11,273.99564	$ 10,886.803007		$ 10,980.872075	$ 11,899.375854	$ 11,000.945062		$ 10,527.590283	$ 10,150.437481	$ 10,194.081811	$ 9,901.839033	$ 9,724.341216	$ 9,600
Average Annual Return, Percent	(0.58%)			0.56%		1.21%
C000001863 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Income Fund (Class A/JHFIX)—excluding sales charge
Average Annual Return, Percent	3.56%			1.38%		1.62%
C000078712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Income Fund (Class R4/JSNFX)
Account Value	$ 11,929.963049	11,929.963049	11,929.963049	$ 11,929.963049	11,929.963049	$ 11,929.963049	11,929.963049	11,481.623339		11,582.731084	12,532.231736	11,568.005188		11,051.581368	10,639.670155	10,670.591502	10,348.562352	10,162.3457	10,000
Average Annual Return, Percent	3.90%			1.54%		1.78%
C000113489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Income Fund (Class R2/JSNSX)
Account Value	$ 11,652.521996	11,652.521996	11,652.521996	$ 11,652.521996	11,652.521996	$ 11,652.521996	11,652.521996	11,242.613823		11,350.45472	12,313.940125	11,393.931118		10,912.218019	10,531.715663	10,589.366717	10,295.352854	10,134.7948	10,000
Average Annual Return, Percent	3.65%			1.32%		1.54%
C000078713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Income Fund (Class R5/JSNVX)
Account Value	$ 12,187.044608	12,187.044608	12,187.044608	$ 12,187.044608	$ 12,187.044608	$ 12,187.044608	$ 12,187.044608	11,705.621091		11,765.540636	12,706.766402	11,704.190478		11,160.010829	10,722.684635	10,732.988196	10,388.198889	10,165.5242	10,000
Average Annual Return, Percent	4.11%				1.78%		2.00%
C000106430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Income Fund (Class R6/JSNWX)
Account Value	$ 1,225,204.293639	1,225,204.293639	1,225,204.293639	$ 1,225,204.293639	$ 1,225,204.293639	$ 1,225,204.293639	$ 1,225,204.293639	1,176,221.592266		1,183,623.655026	1,275,542.197814	1,174,389.310199		1,119,231.884103	1,074,847.58991	1,075,326.820061	1,040,095.438453	1,018,686.01	1,000,000
Average Annual Return, Percent	4.16%			1.83%		2.05%
C000212730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX)
Account Value	$ 10,787.42518	10,787.42518	$ 10,787.42518	$ 10,787.42518	10,787.42518	$ 10,787.42518	10,787.42518	10,068.33831		10,049.27073	11,109.33957	10,373.8283	$ 10,000
Average Annual Return, Percent	7.14%		1.56%
C000001866 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Income Fund (Class I/JSTIX)
Account Value	$ 303,455.268371	303,455.268371	$ 303,455.268371	$ 303,455.268371	303,455.268371	$ 303,455.268371	303,455.268371	291,149.734582		293,316.625821	316,481.529339	291,666.155727		278,714.366029	267,541.136509	268,356.72358	259,851.639112	254,403.9375	250,000
Average Annual Return, Percent	4.23%			1.72%		1.96%
C000001865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Income Fund (Class C/JSTCX)
Account Value	$ 10,950.136167	10,950.136167	10,950.136167	$ 10,950.136167	10,950.136167	$ 10,950.136167	10,950.136167	10,648.113812		10,815.812883	11,803.091308	10,988.967599		10,589.831553	10,282.016561	10,398.774626	10,171.420492	10,059.0957	10,000
Average Annual Return, Percent	1.84%			0.67%		0.91%
C000001865 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Income Fund (Class C/JSTCX)—excluding sales charge
Average Annual Return, Percent	2.84%			0.67%		0.91%
C000212731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX)
Account Value	$ 11,482.979421	11,482.979421	$ 11,482.979421	$ 11,482.979421	11,482.979421	$ 11,482.979421	11,482.979421	10,253.373997		10,393.424561	11,053.981654	9,638.0097	10,000
Average Annual Return, Percent	11.99%		2.86%
C000212732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX)
Account Value	$ 10,873.178352	10,873.178352	$ 10,873.178352	10,873.178352	10,873.178352	10,873.178352	10,873.178352	10,196.555524		10,108.362788	10,751.020978	10,237.3293	10,000
Average Annual Return, Percent	6.64%		1.72%
C000238026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX)
Account Value	$ 10,841.06618	$ 10,841.06618	$ 10,841.06618	10,841.06618	10,841.06618	10,841.06618	10,841.06618	9,970.505	$ 10,000
Average Annual Return, Percent	8.73%	10.00%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,164.71989	$ 10,164.71989	10,164.71989	10,164.71989	10,164.71989	10,164.71989	10,164.71989	9,900.1086	10,000
Average Annual Return, Percent	2.67%	1.25%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,796.805033	$ 9,796.805033	$ 9,796.805033	$ 9,796.805033	9,796.805033	$ 9,796.805033	9,796.805033	9,670.552966		9,882.311735	10,767.63075	10,811.4019	10,000	$ 11,426.455538	$ 10,739.093016	$ 10,779.475951	$ 10,611.977349	$ 10,303.4048	$ 10,000
Average Annual Return, Percent	1.31%		(0.42%)	(0.17%)		1.26%
Bloomberg U S Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 10,244.34553	10,244.34553	$ 10,244.34553	$ 10,244.34553	10,244.34553	$ 10,244.34553	10,244.34553	9,812.468563		9,982.051845	11,125.69323	10,735.0264	10,000
Average Annual Return, Percent	4.40%		0.49%
Bloomberg U S Securitized MBS ABS CMBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized MBS ABS CMBS Index
Account Value	$ 9,570.666612	9,570.666612	$ 9,570.666612	9,570.666612	9,570.666612	9,570.666612	9,570.666612	9,498.196324		9,748.634354	10,547.881283	10,561.1777	10,000
Average Annual Return, Percent	0.76%		(0.89%)
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 11,874.651454	11,874.651454	$ 11,874.651454	11,874.651454	11,874.651454	11,874.651454	11,874.651454	10,681.512417		$ 10,699.225413	$ 11,262.279116	$ 9,778.3931	$ 10,000
Average Annual Return, Percent	11.17%		3.57%
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Account Value	$ 10,624.14694	$ 10,624.14694	$ 10,624.14694	$ 10,624.14694	$ 10,624.14694	$ 10,624.14694	$ 10,624.14694	$ 9,820.0531	$ 10,000
Average Annual Return, Percent	8.19%	4.72%